Discontinued Operations - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) business	Dec. 31, 2021 USD ($) business	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 19, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Acquisition-related and professional fee costs		$ 35,456
Insurance Agency Acquisition
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of businesses acquired | business	2	2
Total cash paid	$ 13,400	$ 4,354
Contingent consideration		400
Contingent consideration liability, payouts, high		500
Acquisition-related and professional fee costs	300	100
Contingent consideration liability, payouts, low		0
Insurance Agency Acquisition One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash paid	5,200	500
Contingent consideration	700
Insurance Agency Acquisition One | Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration liability, payouts, high	0
Insurance Agency Acquisition One | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration liability, payouts, high	800
Insurance Agency Acquisition Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash paid	8,200	3,900
Contingent consideration	1,200
Insurance Agency Acquisition Two | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration liability, payouts, high	1,400
Discontinued Operations, Held-for-Sale | Insurance Agency Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross cash consideration			$ 515,000		$ 515,000
Total compensation				$ 1,000
ROU lease asset	8,700	9,800
Lease liability	9,200	10,400
Insurance commission receivable	15,100	15,600
Disposal Group, Not Discontinued Operations, Transferrable Upon Sale To Entity | Insurance Agency Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ROU lease asset	1,900	2,300
Lease liability	$ 2,200	$ 2,500